FINANCIAL RISK MANAGEMENT - Liquidity Risk (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Lease liabilities		€ 397	€ 75
Liquidity risk
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade accounts payable	€ 2,332		2,327
Amounts payable to related parties	249		191
Borrowings	6,530		5,543
Derivatives	41		71
Lease liabilities	396		83
Total financial liabilities	9,548		8,215
Liquidity risk | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade accounts payable	2,332		2,327
Amounts payable to related parties	249		191
Borrowings	772		469
Derivatives	28		20
Lease liabilities	115		22
Total financial liabilities	3,496		3,029
Liquidity risk | 1 to 3 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade accounts payable	0		0
Amounts payable to related parties	0		0
Borrowings	1,676		1,557
Derivatives	13		51
Lease liabilities	152		27
Total financial liabilities	1,841		1,635
Liquidity risk | 3 to 5 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade accounts payable	0		0
Amounts payable to related parties	0		0
Borrowings	957		1,045
Derivatives	0		0
Lease liabilities	62		12
Total financial liabilities	1,019		1,057
Liquidity risk | More than five years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade accounts payable	0		0
Amounts payable to related parties	0		0
Borrowings	3,125		2,472
Derivatives	0		0
Lease liabilities	67		22
Total financial liabilities	€ 3,192		€ 2,494